Exhibit 99.1

GM Financial Automobile Leasing Trust 2019-1

3.96% Exchange Note

Class A-1 2.70041% Asset Backed Notes

Class A-2A 2.91% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 2.98% Asset Backed Notes

Class A-4 3.08% Asset Backed Notes

Class B 3.37% Asset Backed Notes

Class C 3.56% Asset Backed Notes

Class D 3.95% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	03/01/20
End of Period:	03/31/20
Number of days in Interest Period (Actual/360):	31
Number of days in Collection Period:	31
Report Due Date:	04/16/20
Distribution Date:	04/20/20
Transaction Month:	14

2019-1 Designated Pool	Units	Start Date	Closing Date	Original Agg. Securitization Value
	55,040	01/02/2019	02/21/2019	$1,332,675,534

Total	55,040			$1,332,675,534

RECONCILIATION OF 2019-1 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1}	Beginning of period Aggregate Securitization Value		{1}	$919,532,380

{2}	Reduction in Agg. Securitization Value due to payments	{2}	10,977,596
{3}	Reduction in Agg. Securitization Value due to Defaulted Leases	{3}	1,363,728
{4}	Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases	{4}	19,558,596
{5}	Other adjustments	{5}	0
{6}	Total change in Agg. Securitization Value		{6}	31,899,920

{7}	End of period Aggregate Securitization Value		{7}	$887,632,460

{8}	Pool Factor		{8}	66.605294%

RECONCILIATION OF 2019-1 EXCHANGE NOTE

{9}	Original Exchange Note Balance	{9}	$1,270,000,000

{10}	Beginning of period Exchange Note Balance	{10}	$856,856,846

{11}	Exchange Note Principal Payment Amount	{11}	31,899,920

{12}	End of period Exchange Note Balance	{12}	$824,956,926

{13}	Note Pool Factor	{13}	64.957238%

RECONCILIATION OF THE ASSET BACKED NOTES

			Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14}	Original Note Balance	{14}	$215,000,000	$334,140,000	$75,000,000	$357,820,000	$92,180,000

{15}	Beginning of period Note Balance	{15}	$0	$145,107,667	$32,570,404	$357,820,000	$92,180,000

{16}	Noteholders’ Principal Distributable Amount	{16}	0	26,052,303	5,847,617	0	0
{17}	Noteholders’ Accelerated Principal Amount	{17}	0	0	0	0	0
{18}	Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19}	Matured Principal Shortfall	{19}	0	0	0	0	0

{20}	End of period Note Balance	{20}	$0	$119,055,364	$26,722,787	$357,820,000	$92,180,000

{21}	Note Pool Factor	{21}	0.000000%	35.630384%	35.630383%	100.000000%	100.000000%

			Class B	Class C	Class D	TOTAL
{22}	Original Note Balance	{22}	$57,970,000	$53,970,000	$33,320,000	$1,219,400,000

{23}	Beginning of period Note Balance	{23}	$57,970,000	$53,970,000	$33,320,000	$772,938,071

{24}	Noteholders’ Principal Distributable Amount	{24}	0	0	0	31,899,920
{25}	Noteholders’ Accelerated Principal Amount	{25}	0	0	0	0
{26}	Aggregate Principal Parity Amount	{26}	0	0	0	0
{27}	Matured Principal Shortfall	{27}	0	0	0	0

{28}	End of period Note Balance	{28}	$57,970,000	$53,970,000	$33,320,000	$741,038,151

{29}	Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%	60.770719%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

	Principal payment calculation:
{30}	Beginning of period Designated Pool Balance		{30}	$919,532,380

{31}	Ending Designated Pool Balance	{31}	887,632,460
{32}	Unpaid prior Exchange Note Principal Payment Amount	{32}	0
{33}	Sum of {31} + {32}		{33}	887,632,460

{34}	Exchange Note Principal Payment Amount {30} - {33}		{34}	$31,899,920

	Interest calculation:
	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}	$856,856,846	$0	3.96%	30	30/360	$2,827,628

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

	Additions:
{36}	2019-1 Designated Pool Collections (net of Liquidation Proceeds and fees)	{36}	$15,800,826
{37}	Net Liquidation Proceeds collected during period	{37}	23,511,690
{38}	Investment Earnings	{38}	32,991
{39}	Investment Earnings - transferred to Indenture Note Collection Account	{39}	(32,991)
{40}	Deposit from Servicer	{40}	0

{41}	Total Additions:		{41}	39,312,516

	Distributions:
{42}	To the Servicer, Designated Pool Servicing Fee	{42}	766,277
{43}	To the 2019-1 Exchange Noteholder, the Exchange Note Interest Payment Amount	{43}	2,827,628
{44}	To the 2019-1 Exchange Noteholder, the Exchange Note Principal Payment Amount	{44}	31,899,920
{45}	To the 2019-1 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)	{45}	0
{46}	To the 2019-1 Exchange Noteholder, all remaining funds to be applied as Excess Exchange Note Payments	{46}	3,818,691

{47}	Total Distributions:		{47}	$39,312,516

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

	Noteholders’ Principal Distributable calculation:
{48}	Beginning Agg. Securitization Value	{48}	$919,532,380
{49}	Ending Agg. Securitization Value	{49}	887,632,460
{50}	Principal Distributable Amount {48} - {49}		{50}	31,899,920

{51}	Noteholders’ Principal Carryover Amount		{51}	0

{52}	Principal Distributable Amount + Noteholders’ Principal Carryover Amount			{52}	31,899,920

{53}	Amount required to reduce Outstanding Amount after giving effect to distributions made pursuant to Indenture Section 8.3 (i) through (xiii) to the Required Pro Forma Note Balance			{53}	31,899,920

{54}	Noteholders’ Principal Distributable Amount Lessor of {52} and {53}				{54}	$31,899,920

	Noteholders’ Interest Distributable calculation:
	Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$0	$0	2.70041%	31	Actual/360	$0
{56}	Class A-2A	$145,107,667	0	2.91%	30	30/360	351,887
{57}	Class A-2B	$32,570,404	0	1.01288%	31	Actual/360	28,408
{58}	Class A-3	$357,820,000	0	2.98%	30	30/360	888,587
{59}	Class A-4	$92,180,000	0	3.08%	30	30/360	236,596
{60}	Class B	$57,970,000	0	3.37%	30	30/360	162,800
{61}	Class C	$53,970,000	0	3.56%	30	30/360	160,111
{62}	Class D	$33,320,000	0	3.95%	30	30/360	109,679

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

	Available Funds:
{63}	2019-1 Exchange Note Collections	{63}	$38,546,239
{64}	Investment Earnings	{64}	0
{65}	Investment Earnings - transferred from Exchange Note Collection Account	{65}	32,991
{66}	Investment Earnings - and amounts released from Reserve Account pursuant to Section 2.14(b)(ii) of Servicing Supplement	{66}	4,618
{67}	Optional Purchase Price	{67}	0
{68}	Indenture Section 5.4 disposition of Collateral	{68}	0
{69}	Available Funds:		{69}	38,583,848

{70}	Reserve Account Withdrawal Amount	{70}	0

{71}	Total Distributable Funds:		{71}	38,583,848

	Distributions:
{72}	To the Successor Servicer, unpaid transition expenses, pro rata	{72}	0
{73}	To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata	{73}	417
{74}	To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata	{74}	208
{75}	To the Asset Representations Reviewer, any accrued and unpaid fees & expenses, pro rata	{75}	0
{76}	Class A-1 Noteholders’ Interest Distributable Amount pari passu	{76}	0
{77}	Class A-2A Noteholders’ Interest Distributable Amount pari passu	{77}	351,887
{78}	Class A-2B Noteholders’ Interest Distributable Amount pari passu	{78}	28,408
{79}	Class A-3 Noteholders’ Interest Distributable Amount pari passu	{79}	888,587
{80}	Class A-4 Noteholders’ Interest Distributable Amount pari passu	{80}	236,596
{81}	Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{81}	0
{82}	Class B Noteholders’ Interest Distributable Amount	{82}	162,800
{83}	Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{83}	0
{84}	Class C Noteholders’ Interest Distributable Amount	{84}	160,111
{85}	Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{85}	0
{86}	Class D Noteholders’ Interest Distributable Amount	{86}	109,679
{87}	Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{87}	0
{88}	Noteholders’ Principal Distributable Amount	{88}	31,899,920
{89}	To the Reserve Account, the Reserve Amount Required Amount	{89}	0
{90}	To the Noteholders, the Accelerated Principal Amount (as calculated below)	{90}	0
{91}	To the Successor Servicer, any amounts in excess of the caps set forth, pro rata	{91}	0
{92}	To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata	{92}	0
{93}	To the Asset Representations Reviewer, any amounts in excess of the caps set forth, pro rata	{93}	0
{94}	To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata	{94}	0
{95}	To the Issuer Trust Certificateholders, the aggregate amount remaining	{95}	4,745,235

{96}	Total Distributions:		{96}	$38,583,848

PRINCIPAL PARITY AMOUNT CALCULATION

	Class	(X) Cumulative Note Balance	(Y) Aggregate Securitization Value	(I) Excess of (X) - (Y)	(II) Total Available Funds in Indenture Collection Account	Lesser of (I) or (II)
{97}	Class A	$627,678,071	$887,632,460	$0	$37,077,745	$0
{98}	Class B	685,648,071	887,632,460	0	36,914,945	0
{99}	Class C	739,618,071	887,632,460	0	36,754,834	0
{100}	Class D	772,938,071	887,632,460	0	36,645,155	0

ACCELERATED PRINCIPAL AMOUNT CALCULATION

{101}	Excess Total Available Funds			{101}	$4,745,235

{102}	Beginning Note Balance	{102}	772,938,071
{103}	Principal payments through Indenture Section 8.3 (a) (i) through (xv)	{103}	31,899,920
{104}	Pro-Forma Note Balance		{104}	741,038,151

{105}	Ending Aggregate Securitization Value	{105}	887,632,460
{106}	11% of Aggregate Securitization Value as of Cutoff until Class A-2 is paid in full,10% Thereafter ($146,594,309)	{106}	146,594,309
{107}	Required Pro Forma Note Balance {105} - {106}		{107}	741,038,151

{108}	Excess of Pro Forma Balance minus Required Pro Forma Balance {104} - {107}			{108}	0

{109}	Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance				{109}	$0

OVERCOLLATERALIZATION CALCULATIONS

	Exchange Note:
{110}	Ending Aggregate Securitization Value	{110}	$887,632,460
{111}	End of Period Note Balance	{111}	824,956,926
{112}	Overcollateralization	{112}	62,675,534
{113}	Overcollateralization %		{113}	7.06%

	Asset Backed Notes:
{114}	Ending Aggregate Securitization Value	{114}	887,632,460
{115}	End of Period Note Balance	{115}	741,038,151
{116}	Overcollateralization	{116}	146,594,309
{117}	Overcollateralization %		{117}	16.52%

RECONCILIATION OF 2019-1 CASH RESERVE ACCOUNT

{118}	Specified Reserve Balance		{118}	$6,663,378

{119}	Beginning of Period Reserve Account balance		{119}	$6,663,378
{120}	Investment Earnings	{120}	4,618
{121}	From the Indenture Collection Account, the Reserve Account Required Amount	{121}	0
{122}	To the Indenture Collection Account, the Reserve Account Withdrawal Amount	{122}	0
{123}	Total Reserve balance available:		{123}	6,667,996

{124}	Specified Reserve Balance		{124}	6,663,378

{125}	Release Excess Cash to Indenture Collection Available Funds		{125}	4,618

{126}	End of period Reserve Account balance		{126}	$6,663,378

ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER

			Dollars	Percentage
{127}	Receivables with Scheduled Payment delinquent 61 days or more	{127}	$1,144,972	0.13%

{128}	Compliance (Trigger Violation is a Delinquency Rate Greater Than 2.10% )	{128}		Yes

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting
Date:	April 15, 2020

GM Financial

GMALT 2019-1

Supplemental Monthly Data

March 31, 2020

	Aggregate Securitization Value	Residual Value
Beginning of Period	$919,532,380	$774,294,265
Change	(31,899,920)	(19,999,992)
End of Period	$887,632,460	$754,294,273

Residual Value as % of Agg. Securitization Value		84.98%

Delinquency

Leases with scheduled payment delinquent	Number of Leases	Agg. Securitization Value	Percentage(1)
0 - 30 days	41,564	883,078,518	99.49%
31 - 60 days	152	3,408,970	0.38%
61 - 90 days	40	896,931	0.10%
91 - 120 days	13	248,041	0.03%
Total	41,769	887,632,460	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	135	3,147,638	2,002	50,002,713
Standard terminations	46	743,666	703	12,828,139
Total retained by lessee	181	3,891,304	2,705	62,830,852
Returned Vehicles
Early terminations	534	9,803,578	5,835	102,555,265
Standard terminations	311	5,863,714	3,689	64,802,976
Total returned to dealer	845	15,667,292	9,524	167,358,241
Charged off leases / Repossessed vehicles	64	1,363,728	1,041	21,519,046
Repurchases	0	0	1	19,697
Other	0	0	0	0
Total terminations	1,090	20,922,324	13,271	251,727,836

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	1,363,728	21,519,046
less: Sales proceeds	1,508,419	20,953,735
less: Excess wear and excess mileage received	1,781	5,818
less: Other amounts received	-	0
Net Credit (Gain) Loss	(146,472)	559,493

Residual (Gain) Loss on Returned Vehicles

Agg. Securitized Value of returned vehicles sold by Servicer	15,531,125	165,571,838
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	17,283,668	183,710,259
less: Excess wear and excess mileage received	125,060	785,399
less: Other recovery amounts	-	0
Residual (Gain) Loss	(1,877,603)	(18,923,820)

	Current Period	Prev. Month
Prepay Speed	0.5049%	0.6687%

Return Rate based on Scheduled to Terminate(2)	104.9689%	106.1093%

Return Rate based on Terminated Leases(3)	77.5229%	80.8824%

(1) Percentages may not add to 100% due to rounding.

(2) Percentage of total number of vehicles returned to dealer over number of vehicles scheduled to terminate per month.

(3) Percentage of total number of vehicles returned to dealer over number of vehicles terminated per month.